Operations (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Equity Interest in Subsidiaries of the Company
The consolidated financial statements are comprised of the individual financial statements of the entities as presented below:

			% equity interest
Entities	Main activities	Country of incorporation	December 31, 2019	December 31, 2018
Azul Linhas Aéreas Brasileiras S.A. (ALAB)	Airline operations	Brazil	100.0%	100.0%
Azul Finance LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Finance 2 LLC (a)	Aircraft financing	United States	100.0%	100.0%
Blue Sabiá LLC (a)	Aircraft financing	United States	100.0%	100.0%
ATS Viagens e Turismo Ltda. (a)	Package holidays	Brazil	99.9%	99.9%
Azul SOL LLC (a)	Aircraft financing	United States	100.0%	100.0%
Azul Investment LLP (a)	Group financing	United States	100.0%	100.0%
Fundo Garoupa (b)	Exclusive investment fund	Brazil	100.0%	100.0%
Fundo Safira (a)	Exclusive investment fund	Brazil	100.0%	100.0%
Canela Investments LLC (Canela) (a) (c)	Aircraft financing	United States	100.0%	100.0%
Canela 336 LLC (d) (h)	Aircraft financing	United States	—	100.0%
Canela 407 LLC (d)	Aircraft financing	United States	100.0%	100.0%
Canela 429 LLC (d)	Aircraft financing	United States	100.0%	100.0%
Canela Turbo Three LLC (d)	Aircraft financing	United States	100.0%	100.0%
Daraland S.A. (a)	Holding	Uruguay	100.0%	100.0%
Encenta S.A. (Azul Uruguai) (e)	Airline operations	Uruguay	100.0%	100.0%
TudoAzul S.A.	Loyalty programs	Brazil	100.0%	100.0%
Cruzeiro Participações S.A	Participation in others societies	Brazil	99.9%	99.9%
Global AzulAirProjects, SGPS, S.A. (Global) (g)	Participation in others societies	China	45.45%	—

(a)	Azul’s investment is held indirectly through ALAB.
(b)	Azul’s investment is held 4% directly and 96% through ALAB.
(c)	Transfer of ownership from Azul to ALAB on December 1, 2017.
(d)	ALAB’s investments are held indirectly through Canela.
(e)	Investments are held indirectly through Daraland.
(f)	Subsidiary incorporated on February 6, 2018.
(g)	The shares held by HACAIL were transferred to Global on July 1, 2019.
(h)	Subsidiary ended August 15, 2019